Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Summary of Inventories

	As of December 31,
	2019	2018
	US$’000	US$’000
Raw materials and supplies	19,712	25,717
Work in progress	19,118	15,598
Finished goods	50,309	46,592
	89,139	87,907
Allowance for inventories	(3,952)	(3,982)
Total inventories at the lower of cost and net realizable value	85,187	83,925